INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Goodwill and intangible, net assets consist of the following at March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
License	$7,585,857	7,257,938
Trade name / mark	392,197	390,188
Customer base	626,397	626,397
Software	1,053,554	1,113,840
	9,658,005	9,388,363
Less: Accumulated amortization & impairment
License	(1,311,124)	(1,117,341)
Trade name / mark	(36,997)	(36,997)
Customer base	(189,526)	(174,279)
Software	(367,526)	(352,909)
Subtotal	7,752,832	7,706,837
Goodwill	49,697	49,697
Total	$7,802,529	7,756,534

At March 31, 2025, the estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

Year	Amount
2026	$881,066
2027	877,344
2028	879,895
2029	878,532
2030	871,974
Thereafter	3,008,821
Total	$7,397,632

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consist of the following at December 31, 2024 and 2023:

	2024	2023
License	$7,257,938	$6,876,169
Trade name / mark	390,188	392,197
Customer base	626,397	602,204
Software	1,113,840	373,067
	9,388,363	8,243,637
Less: Accumulated amortization & impairment
License	(1,117,341)	(326,795)
Trade name / mark	(36,997)	(36,997)
Customer base	(174,279)	(110,161)
Software	(352,909)	(11,789)
Subtotal	7,706,837	7,757,895
Goodwill	49,697	49,697
Total	$7,756,534	$7,807,592

Amortization expense was $793,836 and $239,841 for the years ended December 31, 2024, and 2023, respectively. In addition, the Company recorded an impairment charge of $291,980 for the year ended December 31, 2024 ($0 for the year ended December 31, 2023), related to a telehealth platform categorized as software under intangible assets and certain pharmaceutical products classified under the "licenses" category. These impairments were recognized due to indications of diminished recoverability based on management’s assessment of market conditions and expected future cash flows. On December 31, 2024, the estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

Year	Amount
2025	$861,557
2026	862,445
2027	862,148
2028	861,775
2029	842,441
Thereafter	3,061,271
Sum	$7,351,637